Stockholders' Equity (Details) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 25, 2025	Jun. 30, 2023	Nov. 15, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 07, 2023
Stockholders’ Equity [Line Items]
Shares issue				25,000,000
Authorized to issue					25,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion price (in Dollars per share)				$ 1	$ 1
Percentage of shares to be issued upon exercise of the new warrants				75.00%	75.00%
Other offering expenses (in Dollars)	$ 2,000,000
Warrant exercise price (in Dollars per share)	$ 1.83
Series A Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of shares	1,092,896
Series B Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of shares	1,092,896
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price				60.00%	60.00%
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized	885,000			1,000,000	1,000,000		2,000,000
Alchemy Advisory, LLC [Member]
Stockholders’ Equity [Line Items]
Fair value of the common stock (in Dollars)			$ 144,168
Fair value expense (in Dollars)					$ 0	$ 108,126
662 Capital LLC [Member]
Stockholders’ Equity [Line Items]
Fair value expense (in Dollars)					$ 0	$ 54,063
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue				2,119,551	1,176,059	2,817
Authorized to issue				4,000,000
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Authorized shares				4,000,000	4,000,000	4,000,000
Common stock, voting rights				one (1) vote for each share	one (1) vote for each share
Agreed to issue	207,896
Class A Common Stock [Member] | Alchemy Advisory, LLC [Member]
Stockholders’ Equity [Line Items]
Stock or unit option plan expense (in Dollars)			$ 40,000
Restricted shares issued			33
Class A Common Stock [Member] | 662 Capital LLC [Member]
Stockholders’ Equity [Line Items]
Restricted shares issued			17
Fair value of the common stock (in Dollars)			$ 72,084
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue				3,020,750	3,020,750	3,891,500
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Authorized shares				20,000,000	20,000,000	20,000,000
Common stock, voting rights				twenty-five (25) votes for each share	twenty-five (25) votes for each share
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001
Price per share (in Dollars per share)		$ 10
Preferred stock outstanding		12.00%
Series A Preferred Stock [Member] | Bridge Note [Member]
Stockholders’ Equity [Line Items]
Debt conversion, converted instrument, shares issued		442
IPO [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price				60.00%	60.00%
IPO [Member] | Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price				50.00%	50.00%
IPO [Member] | Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Authorized shares				20,000,000	20,000,000
IPO [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, convertible, conversion price (in Dollars per share)				$ 4	$ 4
Preferred stock convertible, beneficial conversion feature (in Dollars)				$ 2,567,866	$ 2,567,866